Distribution Date:	12/17/21	Morgan Stanley Capital I Trust 2021-L5
Determination Date: Next Distribution Date:	12/13/21 01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2021-L5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-6
			Michael Tilden	(913) 317-4372
Exchangeable Certificate Factor Detail	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		www.lnrpartners.com	(305) 695-5600
Bond / Collateral Reconciliation - Balances	10		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-18
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	19-21		PO Box 4839 | Greenwich, CT 06831
Principal Prepayment Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	24				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	25		9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	26
Specially Serviced Loan Detail - Part 2	27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691YAA9	0.785000%	10,000,000.00	9,508,451.66	98,784.49	6,220.11	0.00	0.00	105,004.60	9,409,667.17	30.02%	30.00%
A-2	61691YAB7	1.518000%	68,700,000.00	68,700,000.00	0.00	86,905.50	0.00	0.00	86,905.50	68,700,000.00	30.02%	30.00%
A-SB	61691YAC5	2.430000%	23,644,000.00	23,644,000.00	0.00	47,879.10	0.00	0.00	47,879.10	23,644,000.00	30.02%	30.00%
A-3	61691YAD3	2.438000%	161,931,000.00	161,931,000.00	0.00	328,989.82	0.00	0.00	328,989.82	161,931,000.00	30.02%	30.00%
A-4	61691YAJ0	2.728000%	307,666,000.00	307,666,000.00	0.00	699,427.37	0.00	0.00	699,427.37	307,666,000.00	30.02%	30.00%
A-S	61691YAR2	2.951000%	71,492,000.00	71,492,000.00	0.00	175,810.74	0.00	0.00	175,810.74	71,492,000.00	21.27%	21.25%
B	61691YAW1	3.102000%	39,832,000.00	39,832,000.00	0.00	102,965.72	0.00	0.00	102,965.72	39,832,000.00	16.39%	16.38%
C	61691YBB6	3.156000%	35,746,000.00	35,746,000.00	0.00	94,011.98	0.00	0.00	94,011.98	35,746,000.00	12.01%	12.00%
D	61691YBN0	2.500000%	22,469,000.00	22,469,000.00	0.00	46,810.42	0.00	0.00	46,810.42	22,469,000.00	9.26%	9.25%
E	61691YBQ3	2.500000%	17,363,000.00	17,363,000.00	0.00	36,172.92	0.00	0.00	36,172.92	17,363,000.00	7.13%	7.13%
F	61691YBS9	2.500000%	19,405,000.00	19,405,000.00	0.00	40,427.08	0.00	0.00	40,427.08	19,405,000.00	4.75%	4.75%
G	61691YBU4	2.500000%	8,171,000.00	8,171,000.00	0.00	17,022.92	0.00	0.00	17,022.92	8,171,000.00	3.75%	3.75%
H-RR*	61691YBX8	3.756063%	30,639,742.00	30,639,742.00	0.00	95,904.01	0.00	0.00	95,904.01	30,639,742.00	0.00%	0.00%
R	61691YCA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61691YBZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			817,058,742.00	816,567,193.66	98,784.49	1,778,547.69	0.00	0.00	1,877,332.18	816,468,409.17

Notional Certificates
X-A	61691YAP6	1.300367%	571,941,000.00	571,449,451.66	0.00	619,245.07	0.00	0.00	619,245.07	571,350,667.17
X-B	61691YAQ4	0.714341%	147,070,000.00	147,070,000.00	0.00	87,548.43	0.00	0.00	87,548.43	147,070,000.00
X-D	61691YBG5	1.256063%	39,832,000.00	39,832,000.00	0.00	41,692.93	0.00	0.00	41,692.93	39,832,000.00
X-F	61691YBJ9	1.256063%	19,405,000.00	19,405,000.00	0.00	20,311.59	0.00	0.00	20,311.59	19,405,000.00
X-G	61691YBL4	1.256063%	8,171,000.00	8,171,000.00	0.00	8,552.75	0.00	0.00	8,552.75	8,171,000.00
Notional SubTotal			786,419,000.00	785,927,451.66	0.00	777,350.77	0.00	0.00	777,350.77	785,828,667.17

Deal Distribution Total					98,784.49	2,555,898.46	0.00	0.00	2,654,682.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 32

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691YAA9	950.84516600	9.87844900	0.62201100	0.00000000	0.00000000	0.00000000	0.00000000	10.50046000	940.96671700
A-2	61691YAB7	1,000.00000000	0.00000000	1.26500000	0.00000000	0.00000000	0.00000000	0.00000000	1.26500000	1,000.00000000
A-SB	61691YAC5	1,000.00000000	0.00000000	2.02500000	0.00000000	0.00000000	0.00000000	0.00000000	2.02500000	1,000.00000000
A-3	61691YAD3	1,000.00000000	0.00000000	2.03166670	0.00000000	0.00000000	0.00000000	0.00000000	2.03166670	1,000.00000000
A-4	61691YAJ0	1,000.00000000	0.00000000	2.27333332	0.00000000	0.00000000	0.00000000	0.00000000	2.27333332	1,000.00000000
A-S	61691YAR2	1,000.00000000	0.00000000	2.45916662	0.00000000	0.00000000	0.00000000	0.00000000	2.45916662	1,000.00000000
B	61691YAW1	1,000.00000000	0.00000000	2.58500000	0.00000000	0.00000000	0.00000000	0.00000000	2.58500000	1,000.00000000
C	61691YBB6	1,000.00000000	0.00000000	2.63000000	0.00000000	0.00000000	0.00000000	0.00000000	2.63000000	1,000.00000000
D	61691YBN0	1,000.00000000	0.00000000	2.08333348	0.00000000	0.00000000	0.00000000	0.00000000	2.08333348	1,000.00000000
E	61691YBQ3	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	61691YBS9	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
G	61691YBU4	1,000.00000000	0.00000000	2.08333374	0.00000000	0.00000000	0.00000000	0.00000000	2.08333374	1,000.00000000
H-RR	61691YBX8	1,000.00000000	0.00000000	3.13005279	0.00000000	0.00000000	0.00000000	0.00000000	3.13005279	1,000.00000000
R	61691YCA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61691YBZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691YAP6	999.14056111	0.00000000	1.08270795	0.00000000	0.00000000	0.00000000	0.00000000	1.08270795	998.96784313
X-B	61691YAQ4	1,000.00000000	0.00000000	0.59528408	0.00000000	0.00000000	0.00000000	0.00000000	0.59528408	1,000.00000000
X-D	61691YBG5	1,000.00000000	0.00000000	1.04671947	0.00000000	0.00000000	0.00000000	0.00000000	1.04671947	1,000.00000000
X-F	61691YBJ9	1,000.00000000	0.00000000	1.04671940	0.00000000	0.00000000	0.00000000	0.00000000	1.04671940	1,000.00000000
X-G	61691YBL4	1,000.00000000	0.00000000	1.04672011	0.00000000	0.00000000	0.00000000	0.00000000	1.04672011	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	6,220.11	0.00	6,220.11	0.00	0.00	0.00	6,220.11	0.00
A-2	11/01/21 - 11/30/21	30	0.00	86,905.50	0.00	86,905.50	0.00	0.00	0.00	86,905.50	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	47,879.10	0.00	47,879.10	0.00	0.00	0.00	47,879.10	0.00
A-3	11/01/21 - 11/30/21	30	0.00	328,989.82	0.00	328,989.82	0.00	0.00	0.00	328,989.82	0.00
A-4	11/01/21 - 11/30/21	30	0.00	699,427.37	0.00	699,427.37	0.00	0.00	0.00	699,427.37	0.00
A-S	11/01/21 - 11/30/21	30	0.00	175,810.74	0.00	175,810.74	0.00	0.00	0.00	175,810.74	0.00
B	11/01/21 - 11/30/21	30	0.00	102,965.72	0.00	102,965.72	0.00	0.00	0.00	102,965.72	0.00
C	11/01/21 - 11/30/21	30	0.00	94,011.98	0.00	94,011.98	0.00	0.00	0.00	94,011.98	0.00
D	11/01/21 - 11/30/21	30	0.00	46,810.42	0.00	46,810.42	0.00	0.00	0.00	46,810.42	0.00
E	11/01/21 - 11/30/21	30	0.00	36,172.92	0.00	36,172.92	0.00	0.00	0.00	36,172.92	0.00
F	11/01/21 - 11/30/21	30	0.00	40,427.08	0.00	40,427.08	0.00	0.00	0.00	40,427.08	0.00
G	11/01/21 - 11/30/21	30	0.00	17,022.92	0.00	17,022.92	0.00	0.00	0.00	17,022.92	0.00
H-RR	11/01/21 - 11/30/21	30	0.00	95,904.01	0.00	95,904.01	0.00	0.00	0.00	95,904.01	0.00
X-A	11/01/21 - 11/30/21	30	0.00	619,245.07	0.00	619,245.07	0.00	0.00	0.00	619,245.07	0.00
X-B	11/01/21 - 11/30/21	30	0.00	87,548.43	0.00	87,548.43	0.00	0.00	0.00	87,548.43	0.00
X-D	11/01/21 - 11/30/21	30	0.00	41,692.93	0.00	41,692.93	0.00	0.00	0.00	41,692.93	0.00
X-F	11/01/21 - 11/30/21	30	0.00	20,311.59	0.00	20,311.59	0.00	0.00	0.00	20,311.59	0.00
X-G	11/01/21 - 11/30/21	30	0.00	8,552.75	0.00	8,552.75	0.00	0.00	0.00	8,552.75	0.00
Totals			0.00	2,555,898.46	0.00	2,555,898.46	0.00	0.00	0.00	2,555,898.46	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-3 (EC)	61691YAD3	2.438000%	161,931,000.00	161,931,000.00	0.00	328,989.82		0.00		0.00	328,989.82	161,931,000.00
A-3-1	61691YAE1	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-3-2	61691YAF8	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4 (EC)	61691YAJ0	2.728000%	307,666,000.00	307,666,000.00	0.00	699,427.37		0.00		0.00	699,427.37	307,666,000.00
A-4-1	61691YAK7	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4-2	61691YAL5	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S (EC)	61691YAR2	2.951000%	71,492,000.00	71,492,000.00	0.00	175,810.74		0.00		0.00	175,810.74	71,492,000.00
A-S-1	61691YAS0	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S-2	61691YAT8	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (EC)	61691YAW1	3.102000%	39,832,000.00	39,832,000.00	0.00	102,965.72		0.00		0.00	102,965.72	39,832,000.00
B-1	61691YAX9	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B-2	61691YAY7	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (EC)	61691YBB6	3.156000%	35,746,000.00	35,746,000.00	0.00	94,011.98		0.00		0.00	94,011.98	35,746,000.00
C-1	61691YBC4	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C-2	61691YBD2	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			1,850,001,000.00	616,667,000.00	0.00	1,401,205.63		0.00		0.00	1,401,205.63	616,667,000.00

Exchangeable Certificate Details
A-3-1	61691YAE1	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-3-2	61691YAF8	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-3-X1	61691YAG6	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-3-X2	61691YAH4	N/A	161,931,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4-1	61691YAK7	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4-2	61691YAL5	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4-X1	61691YAM3	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-4-X2	61691YAN1	N/A	307,666,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S-1	61691YAS0	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S-2	61691YAT8	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S-X1	61691YAU5	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S-X2	61691YAV3	N/A	71,492,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B-1	61691YAX9	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B-2	61691YAY7	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B-X1	61691YAZ4	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B-X2	61691YBA8	N/A	39,832,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties		Losses		Total Distribution	Ending Balance
Exchangeable Certificate Details
C-1	61691YBC4	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C-2	61691YBD2	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C-X1	61691YBE0	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C-X2	61691YBF7	N/A	35,746,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			2,466,668,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 32

					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	61691YAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61691YAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61691YAK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61691YAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61691YAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61691YAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61691YAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61691YAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61691YBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61691YBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	61691YAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61691YAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61691YAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61691YAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61691YAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61691YAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61691YAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61691YBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61691YBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61691YBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

Total Available Distribution Amount (1)	2,654,682.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,571,861.72	Master Servicing Fee	8,083.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,205.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.24
ARD Interest	0.00	Operating Advisor Fee	1,115.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,571,861.72	Total Fees	15,963.38

Principal		Expenses/Reimbursements
Scheduled Principal	98,784.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	98,784.49	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,555,898.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	98,784.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,654,682.95
Total Funds Collected	2,670,646.21	Total Funds Distributed	2,670,646.33

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	816,567,194.43	816,567,194.43	Beginning Certificate Balance	816,567,193.66
(-) Scheduled Principal Collections	98,784.49	98,784.49	(-) Principal Distributions	98,784.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	816,468,409.94	816,468,409.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	816,567,194.43	816,567,194.43	Ending Certificate Balance	816,468,409.17
Ending Actual Collateral Balance	816,468,409.94	816,468,409.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	40	224,057,056.15	27.44%	109	3.9628	2.215966	1.50 or less	12	128,953,547.39	15.79%	115	4.0458	0.786452
10,000,001 to 20,000,000		15	217,539,353.79	26.64%	110	4.0320	1.984691	1.51 to 1.70	8	68,643,415.31	8.41%	104	4.2859	1.584785
20,000,001 to 30,000,000		4	101,235,000.00	12.40%	112	3.4934	2.667672	1.71 to 1.90	5	100,025,000.00	12.25%	113	3.8924	1.856841
30,000,001 to 40,000,000		3	105,707,000.00	12.95%	115	3.7036	1.170236	1.91 to 2.10	11	147,600,000.00	18.08%	111	3.7943	2.017268
	40,000,001 or greater	3	167,930,000.00	20.57%	91	3.4280	2.675663	2.11 to 2.30	7	48,921,799.69	5.99%	112	3.9609	2.223540
	Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513	2.31 or greater	22	322,324,647.55	39.48%	100	3.4957	3.005911
								Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	4,664,630.00	0.57%	112	3.9990	1.550000
							Industrial	26	176,965,883.97	21.67%	92	3.7749	2.555465
Arizona	4	42,680,000.00	5.23%	112	3.7160	2.648484
							Lodging	3	40,291,647.55	4.93%	120	3.6395	(0.485593)
California	10	93,342,744.76	11.43%	111	3.6120	2.741392
							Mixed Use	2	37,400,000.00	4.58%	112	3.7363	2.456150
Colorado	1	5,544,000.00	0.68%	112	4.4600	1.660000
							Mobile Home Park	11	23,600,000.00	2.89%	113	3.9898	2.273178
Florida	14	122,616,000.00	15.02%	112	3.8713	2.271379
							Multi-Family	28	144,485,000.00	17.70%	112	3.9625	1.955204
Georgia	3	23,524,000.00	2.88%	113	4.0988	1.908130
							Office	19	145,421,331.02	17.81%	108	3.7166	2.345765
Illinois	2	18,725,000.00	2.29%	112	3.6417	1.705447
							Other	1	3,500,000.00	0.43%	112	4.1400	1.550000
Indiana	3	11,900,483.87	1.46%	111	4.0615	2.023929
							Retail	15	118,851,000.00	14.56%	109	3.5009	2.637824
Louisiana	16	44,616,000.00	5.46%	112	3.7913	2.413346
							Self Storage	20	125,953,547.39	15.43%	113	3.9195	1.989721
Maryland	1	8,300,000.00	1.02%	112	3.3250	2.740000
							Totals	125	816,468,409.94	100.00%	107	3.7795	2.169513
Massachusetts	18	57,330,000.00	7.02%	112	3.2494	2.837504

Michigan	7	19,340,815.81	2.37%	112	4.0121	1.877622

Nevada	4	49,404,802.63	6.05%	120	3.6739	(0.102917)

New Jersey	4	79,749,546.79	9.77%	67	3.4843	2.690370

New Mexico	1	8,987,931.52	1.10%	53	4.4000	1.670000

New York	12	88,004,572.64	10.78%	111	3.9474	2.012294

North Carolina	5	15,221,348.87	1.86%	107	4.1697	2.073627

Ohio	2	1,678,638.94	0.21%	113	4.1000	1.490000

Oregon	2	6,650,000.00	0.81%	112	4.4460	1.449023

Pennsylvania	4	19,019,659.74	2.33%	112	3.9717	2.043033

Tennessee	1	5,935,000.00	0.73%	113	3.6800	2.180000

Texas	5	67,724,234.36	8.29%	112	3.9665	1.944850

Virginia	3	19,359,000.00	2.37%	100	3.9452	2.331295

West Virginia	2	2,150,000.00	0.26%	112	4.5580	1.510000

Totals	125	816,468,409.94	100.00%	107	3.7795	2.169513

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	2	63,430,000.00	7.77%	112	2.8189	3.660872	12 months or less	62	792,014,762.39	97.00%	107	3.7764	2.159455
	3.0000% to 3.4999%	5	93,900,000.00	11.50%	74	3.3340	2.885772	13 months to 24 months	2	20,509,000.00	2.51%	97	3.7817	2.440540
	3.5000% to 3.9999%	35	475,748,477.08	58.27%	112	3.7881	1.981096	25 months to 36 months	1	3,944,647.55	0.48%	92	4.3900	2.780000
	4.0000% to 4.4999%	20	161,539,932.86	19.79%	108	4.2597	1.841749	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	3	21,850,000.00	2.68%	112	4.7439	1.287712	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513	Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹

	118 months or less	64	780,121,409.94	95.55%	106	3.7898	2.309731	Interest Only	41	601,192,000.00	73.63%	106	3.6916	2.328770
	119 months or greater	1	36,347,000.00	4.45%	123	3.5580	(0.840000)	359 months or less	24	215,276,409.94	26.37%	109	4.0248	1.724764
	Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		59	731,467,762.39	89.59%	106	3.7609	2.320238			None
	12 months or less	6	85,000,647.55	10.41%	113	3.9393	0.872460
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	816,468,409.94	100.00%	107	3.7795	2.169513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10225014	SS	Various	Various	Actual/360	3.990%	216,125.00	0.00	0.00	N/A	05/06/31	--	65,000,000.00	65,000,000.00	12/06/21
2	10225015	IN	Jersey City	NJ	Actual/360	3.310%	165,500.00	0.00	0.00	N/A	04/06/26	--	60,000,000.00	60,000,000.00	12/06/21
3	10219622	RT	Various	MA	Actual/360	2.742%	98,095.05	0.00	0.00	N/A	04/01/31	--	42,930,000.00	42,930,000.00	12/01/21
4	10225016	Various Saint Rose		LA	Actual/360	3.755%	118,908.33	0.00	0.00	N/A	04/06/31	--	38,000,000.00	38,000,000.00	12/06/21
5	10219790	LO	Las Vegas	NV	Actual/360	3.558%	107,768.86	0.00	0.00	N/A	03/05/32	--	36,347,000.00	36,347,000.00	12/05/21
6	10225017	MF	Tallahassee	FL	Actual/360	3.810%	99,568.00	0.00	0.00	N/A	03/06/31	--	31,360,000.00	31,360,000.00	12/06/21
7	10225018	MF	Houston	TX	Actual/360	3.690%	91,742.63	0.00	0.00	N/A	03/01/31	--	29,835,000.00	29,835,000.00	12/01/21
8	10221123	OF	Roseville	CA	Actual/360	3.590%	76,287.50	0.00	0.00	N/A	04/01/31	--	25,500,000.00	25,500,000.00	12/01/21
9	10225019	MU	Scottsdale	AZ	Actual/360	3.580%	75,776.67	0.00	0.00	N/A	04/01/31	--	25,400,000.00	25,400,000.00	12/01/21
10	10225020	OF	La Mesa	CA	Actual/360	2.980%	50,908.33	0.00	0.00	N/A	04/06/31	--	20,500,000.00	20,500,000.00	12/06/21
11	10225021	IN	Various	FL	Actual/360	3.913%	65,216.67	0.00	0.00	N/A	04/06/31	--	20,000,000.00	20,000,000.00	12/06/21
12	10225022	OF	Various	Various	Actual/360	3.840%	63,260.80	0.00	0.00	N/A	01/06/31	--	19,769,000.00	19,769,000.00	12/06/21
13	10225023	IN	Sugar Land	TX	Actual/360	4.430%	60,587.14	22,632.59	0.00	N/A	04/01/31	--	16,411,866.95	16,389,234.36	12/01/21
14	10220818	OF	Sunrise	FL	Actual/360	3.630%	49,156.25	0.00	0.00	N/A	04/01/31	--	16,250,000.00	16,250,000.00	12/01/21
15	10205439	RT	Glen Allen	VA	Actual/360	3.810%	49,241.08	0.00	0.00	N/A	01/01/30	--	15,509,000.00	15,509,000.00	12/01/21
16	10225024	IN	Los Angeles	CA	Actual/360	4.095%	52,040.63	0.00	0.00	N/A	04/06/31	--	15,250,000.00	15,250,000.00	12/06/21
17	10225025	RT	Frankfort	IL	Actual/360	3.450%	41,975.00	0.00	0.00	N/A	04/01/31	--	14,600,000.00	14,600,000.00	12/01/21
18	10225026	MF	Various	MA	Actual/360	4.762%	57,144.00	0.00	0.00	N/A	04/06/31	--	14,400,000.00	14,400,000.00	12/06/21
19	10217361	MH	Various	Various	Actual/360	4.100%	44,245.83	0.00	0.00	N/A	05/01/31	--	12,950,000.00	12,950,000.00	12/01/21
20	10225027	RT	Various	Various	Actual/360	4.460%	47,710.85	0.00	0.00	N/A	04/01/31	--	12,837,000.00	12,837,000.00	12/01/21
21	10225028	IN	Pennsauken	NJ	Actual/360	4.172%	42,656.43	34,228.80	0.00	N/A	04/06/31	--	12,269,348.23	12,235,119.43	12/06/21
22	10225029	OF	Cheektowaga	NY	30/360	3.842%	39,380.50	0.00	0.00	N/A	12/06/30	--	12,300,000.00	12,300,000.00	12/06/21
23	10225030	MU	New York	NY	Actual/360	4.067%	40,670.00	0.00	0.00	N/A	04/06/31	--	12,000,000.00	12,000,000.00	12/06/21
24	10225031	MF	Astoria	NY	Actual/360	4.336%	43,360.00	0.00	0.00	N/A	04/06/31	--	12,000,000.00	12,000,000.00	12/06/21
25	10225032	MF	Willow Street	PA	Actual/360	3.745%	34,485.21	0.00	0.00	N/A	04/01/31	--	11,050,000.00	11,050,000.00	12/01/21
26	10225033	RT	Houston	TX	Actual/360	3.860%	29,915.00	0.00	0.00	N/A	04/06/31	--	9,300,000.00	9,300,000.00	12/06/21
27	10219695	MF	Indianapolis	IN	Actual/360	3.850%	29,404.38	0.00	0.00	N/A	03/01/31	--	9,165,000.00	9,165,000.00	12/01/21
28	10225034	OF	Albuquerque	NM	Actual/360	4.400%	33,000.00	12,068.48	0.00	N/A	05/06/26	--	9,000,000.00	8,987,931.52	12/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	10225035	OF	Various	MI	Actual/360	3.884%	28,839.76	13,527.92	0.00	N/A	04/06/31	--	8,910,327.61	8,896,799.69	12/06/21
30	10225036	RT	Las Vegas	NV	Actual/360	3.995%	28,714.06	0.00	0.00	N/A	04/01/31	--	8,625,000.00	8,625,000.00	12/01/21
31	10225037	IN	Savannah	GA	Actual/360	4.290%	30,494.75	0.00	0.00	N/A	04/01/31	--	8,530,000.00	8,530,000.00	12/01/21
32	10225038	SS	Nottingham	MD	Actual/360	3.325%	22,997.92	0.00	0.00	N/A	04/01/31	--	8,300,000.00	8,300,000.00	12/01/21
33	10225039	MF	Brooklyn	NY	Actual/360	4.025%	27,504.17	0.00	0.00	N/A	04/06/31	--	8,200,000.00	8,200,000.00	12/06/21
34	10220161	OF	Southfield	MI	Actual/360	3.910%	25,674.04	0.00	0.00	N/A	04/01/31	--	7,879,500.00	7,879,500.00	12/01/21
35	10219039	SS	Menifee	CA	Actual/360	3.270%	20,437.50	0.00	0.00	N/A	04/01/31	--	7,500,000.00	7,500,000.00	12/01/21
36	10220606	SS	Apache Junction	AZ	Actual/360	3.780%	22,837.50	0.00	0.00	N/A	04/01/31	--	7,250,000.00	7,250,000.00	12/01/21
37	10225040	SS	Various	Various	Actual/360	3.999%	22,903.67	10,272.69	0.00	N/A	03/06/31	--	6,872,820.08	6,862,547.39	12/06/21
38	10225041	IN	El Cajon	CA	Actual/360	3.990%	22,610.00	0.00	0.00	N/A	05/06/31	--	6,800,000.00	6,800,000.00	12/06/21
39	10225042	SS	Montgomery	TX	Actual/360	3.790%	21,160.83	0.00	0.00	N/A	04/06/31	--	6,700,000.00	6,700,000.00	12/06/21
40	10225043	SS	Baton Rouge	LA	Actual/360	4.000%	22,053.33	0.00	0.00	N/A	05/01/31	--	6,616,000.00	6,616,000.00	12/01/21
41	10225044	MH	Phoenix	AZ	Actual/360	3.715%	18,575.00	0.00	0.00	N/A	04/01/31	--	6,000,000.00	6,000,000.00	12/01/21
42	10221101	IN	Chattanooga	TN	Actual/360	3.680%	18,200.67	0.00	0.00	N/A	05/01/31	--	5,935,000.00	5,935,000.00	12/01/21
43	10225045	OF	Wichita Falls	TX	Actual/360	4.480%	20,533.33	0.00	0.00	N/A	04/06/31	--	5,500,000.00	5,500,000.00	12/06/21
44	10219978	MF	Brooklyn	NY	Actual/360	3.860%	17,370.00	0.00	0.00	N/A	05/01/31	--	5,400,000.00	5,400,000.00	12/01/21
45	10225046	RT	Various	Various	Actual/360	4.770%	21,067.50	0.00	0.00	N/A	04/06/31	--	5,300,000.00	5,300,000.00	12/06/21
46	10225047	OF	Hollywood	FL	Actual/360	3.687%	15,362.50	0.00	0.00	N/A	04/06/31	--	5,000,000.00	5,000,000.00	12/06/21
47	10225048	RT	Milpitas	CA	Actual/360	3.694%	15,391.67	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	12/06/21
48	10222777	MF	Elmhurst	NY	Actual/360	3.860%	16,002.92	0.00	0.00	N/A	05/01/31	--	4,975,000.00	4,975,000.00	12/01/21
49	10225049	RT	Bronx	NY	Actual/360	3.695%	14,626.04	0.00	0.00	N/A	04/06/31	--	4,750,000.00	4,750,000.00	12/06/21
50	10220038	OF	Hoover	AL	Actual/360	3.999%	15,544.88	0.00	0.00	N/A	04/01/31	--	4,664,630.00	4,664,630.00	12/01/21
51	10217357	SS	Winston Salem	NC	Actual/360	4.080%	14,025.00	0.00	0.00	N/A	04/01/31	--	4,125,000.00	4,125,000.00	12/01/21
52	10221555	MF	Chicago	IL	Actual/360	4.320%	14,850.00	0.00	0.00	N/A	04/01/31	--	4,125,000.00	4,125,000.00	12/01/21
53	10198862	LO	Southport	NC	Actual/360	4.390%	14,452.98	6,054.01	0.00	N/A	08/01/29	--	3,950,701.56	3,944,647.55	12/01/21
54	10225050	OF	Corona	CA	Actual/360	3.966%	13,220.00	0.00	0.00	N/A	04/06/31	--	4,000,000.00	4,000,000.00	12/06/21
55	10222778	MF	Brooklyn	NY	Actual/360	3.860%	12,786.25	0.00	0.00	N/A	05/01/31	--	3,975,000.00	3,975,000.00	12/01/21
56	10225051	MF	State College	PA	Actual/360	4.485%	14,389.38	0.00	0.00	N/A	03/06/31	--	3,850,000.00	3,850,000.00	12/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	10225052	SS	Various	VA	Actual/360	4.490%	14,405.42	0.00	0.00	N/A	04/06/31	--	3,850,000.00	3,850,000.00	12/06/21
58	10225053	SS	Baker City	OR	Actual/360	4.446%	13,523.25	0.00	0.00	N/A	04/06/31	--	3,650,000.00	3,650,000.00	12/06/21
59	10225054	MF	New York	NY	Actual/360	3.420%	9,975.00	0.00	0.00	N/A	04/01/31	--	3,500,000.00	3,500,000.00	12/01/21
60	10225055	98	Bronx	NY	Actual/360	4.140%	12,075.00	0.00	0.00	N/A	04/06/31	--	3,500,000.00	3,500,000.00	12/06/21
61	10221586	SS	Lake Elsinore	CA	Actual/360	3.810%	9,842.50	0.00	0.00	N/A	04/01/31	--	3,100,000.00	3,100,000.00	12/01/21
62	10225056	SS	Ontario	OR	Actual/360	4.446%	11,115.00	0.00	0.00	N/A	04/06/31	--	3,000,000.00	3,000,000.00	12/06/21
63	10222776	MF	Brooklyn	NY	Actual/360	3.860%	8,524.17	0.00	0.00	N/A	05/01/31	--	2,650,000.00	2,650,000.00	12/01/21
64	10220835	MH	Chester	NJ	Actual/360	3.590%	7,479.17	0.00	0.00	N/A	05/01/31	--	2,500,000.00	2,500,000.00	12/01/21
65	10225057	MH	Cross Lanes	WV	Actual/360	4.558%	8,166.42	0.00	0.00	N/A	04/06/31	--	2,150,000.00	2,150,000.00	12/06/21
Totals							2,571,861.72	98,784.49	0.00				816,567,194.43	816,468,409.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(341,828,831.70)	(72,296,578.58)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,575,443.31	1,167,294.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	881,977.24	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	350,567.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	324,326.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	747,800.31	188,880.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(339,505,588.08)	(69,383,532.71)				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 32

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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						Delinquencies¹											Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure			REO			Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance		#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779470%	3.756010%	107
11/18/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779522%	3.756063%	108
10/18/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779563%	3.756104%	109
09/17/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779606%	3.756148%	110
08/17/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779646%	3.756189%	111
07/16/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779686%	3.756229%	112
06/17/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0		0.00	0	0.00	0		0.00	3.779729%	3.756273%	113
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		68,987,932	68,987,932		0		0
> 60 Months		747,480,478	747,480,478		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Dec-21	816,468,410	816,468,410	0		0	0	0
Nov-21	816,567,194	816,567,194	0		0	0	0
Oct-21	816,647,971	816,647,971	0		0	0	0
Sep-21	816,734,105	816,734,105	0		0	0	0
Aug-21	816,814,281	816,814,281	0		0	0	0
Jul-21	816,894,170	816,894,170	0		0	0	0
Jun-21	816,979,447	816,979,447	0		0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period

Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
December 2021 Revision
Servicer revised the December reporting to transition loan Pros. ID (28) to P&I.

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